Summary of Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 02, 2019	Jun. 30, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Gain on deconsolidation						$ 53,739	$ 53,739
Other assets current			155,628		155,628		96,022	142,061
Realized (gain) loss on cryptocurrency			1,096	(1,077)	1,096	(667)	(815)	16,241
Unrealized (gain) loss on cryptocurrency			85,331	(122,080)	176,817	25,330	113,369	106,488
Depreciation expense					982,819	36,007	490,642	5,332
Amortization						75,406	150,812	150,400
Long-term license agreement			0		0		0	1,983,220
Amortization expense					86,812	169,539	256,351	239,315
Impairment of long lived assets
Property plant and equipment depreciation			19,903		19,903
Impairment expense					66,645
Expected to be recognized into interest			42,887,800		42,887,800		38,535,336
Increase in customer advance					81,845	3,448,476	127,310	265,000
Revenue			7,753,337	7,242,124	13,343,153	14,753,837	24,183,590	29,659,081
Foreign Revenues [Member]
Revenue			730,000	680,000	9,000,000	13,900,000	21,191,788	27,300,000
Domestic Revenue [Member]
Revenue			$ 426,000	$ 403,000	4,400,000	$ 800,000	$ 2,991,802	$ 2,300,000
License Agreement [Member]
Number of shares issued during period		80,000,000
Value of shares issued during period		$ 2,256,000
Agreement term		15 years
Amortization		$ 150,400
Equipment [Member]
Impairment of long lived assets					84,939
Computer Equipment [Member]
Impairment of long lived assets					$ 1,609
Kuvera LATAM S.A.S [Member]
Gain on deconsolidation	$ 53,739